INCOME TAXES - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current income tax provision (benefit):
Federal	$ (1,117)	$ (1,187)	$ (29,754)
State	197	1,514	2,262
Foreign	3,201	4,108	(1,175)
Current income tax provision (benefit)	2,281	4,435	(28,667)
Deferred income tax (benefit) provision:
Federal	(51,952)	20,156	(118,744)
State	(10,645)	(7,272)	(6,755)
Foreign	(173)	(4,119)	(1,236)
Deferred income tax (benefit) provision	(62,770)	8,765	(126,735)
Income tax (benefit) provision	$ (60,489)	$ 13,200	$ (155,402)